1933 Act File No. 33-48907
                                                      1940 Act File No. 811-7047

                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form N-1A

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933            X
                                                                   ------

      Pre-Effective Amendment No.         .........................

      Post-Effective Amendment No.   23   .........................X
                                   -------                         ------

                                     and/or

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940    X
                                                                   ------

      Amendment No.    23   .......................................X
                    --------                                       ------

                              MARSHALL FUNDS, INC.
               (Exact Name of Registrant as Specified in Charter)

                              5800 Corporate Drive
                       Pittsburgh, Pennsylvania 15237-7010
                    (Address of Principal Executive Offices)

                                 (412) 288-1900
                         (Registrant's Telephone Number)

                           John W. McGonigle, Esquire
                            Federated Investors Tower
                               1001 Liberty Avenue
                       Pittsburgh, Pennsylvania 15222-3779
                     (Name and Address of Agent for Service)
                (Notice should be sent to the Agent for Service)

It is proposed that this filing will become effective:

 __ immediately upon filing pursuant to paragraph (b)
 X  on December 28, 1998 pursuant to paragraph (b)
    60 days after filing pursuant to paragraph (a) (i)
    on                 pursuant to paragraph (a) (i)
 _ 75 days after filing pursuant to paragraph (a)(ii) on _________________ pursuant to paragraph (a)(ii) of Rule 485.

If appropriate, check the following box:

 X This post-effective amendment designates a new effective date for a previously filed post-effective amendment.

                                            Copies to:

Janet Olsen, Esquire
Bell, Boyd & Lloyd
Three First National Plaza
70 West Madison Street, Suite 3300
Chicago, Illinois 60602-4207




PART C.  OTHER INFORMATION.

Item 23.          Exhibits:

  (a)     Conformed copy of Articles of Incorporation of the Registrant (8.);
            (i) Conformed copy of Amendment No. 1 to the Articles of Incorporation (8.);
           (ii) Conformed copy of Amendment No. 2 to the Articles of Incorporation (8.);
          (iii) Conformed copy of Amendment No. 3 to the Articles of Incorporation (8.);
           (iv) Conformed copy of Amendment No. 4 to the Articles of Incorporation (6.);
            (v) Conformed copy of Amendment No. 5 to the Articles of Incorporation (8.);
           (vi) Conformed copy of Amendment No. 6 to the Articles of Incorporation (12.);
          (vii) Conformed copy of Amendment No. 7 to the Articles of Incorporation (14.);
          (viii) Conformed copy of Amendment No. 8 to the Articles of Incorporation (18.);
           (ix)    Form of Amendment No. 9 to the Articles of
                   Incorporation (18.);
  (b)     Copy of By-Laws of the Registrant (8.);
  (c) Copy of Specimen Certificates for Shares of Capital Stock of the Marshall Mid-Cap Growth Fund, Marshall
          Large-Cap Growth & Income Fund, Marshall Mid-Cap Value Fund, and Marshall Small-Cap Growth Fund (16.);
  (d)     Conformed copy of Investment Advisory Contract of the Registrant (4.);
            (i)  Conformed  copy of  Exhibit  G of the
           Investment  Advisory  Contract  (5.);  (ii)
           Conformed   copy  of   Exhibit   H  of  the
           Investment Advisory Contract (5.);
------------------------
 +    All exhibits have been filed electronically.

4. Response is incorporated by reference to Registrant's Post-Effective Amendment No. 5 on Form N-1A filed April 23, 1993. (File Nos. 33-48907 and 811-7047).

5. Response is incorporated by reference to Registrant's Post-Effective Amendment No. 7 on Form N-1A filed October 29, 1993. (File Nos. 33-48907 and 811-7047).

6. Response is incorporated by reference to Registrant's Post-Effective Amendment No. 8 on Form N-1A filed December 28, 1993. (File Nos. 33-48907 and 811-7047).

8. Response is incorporated by reference to Registrant's Post-Effective Amendment No. 11 on Form N-1A filed October 21, 1994. (File Nos. 33- 48907 and 811-7047).

12. Response is incorporated by reference to Registrant's Post-Effective Amendment No. 15 on Form N-1A filed June 17, 1996. (File Nos. 33- 48907 and 811-7047).

14. Response is incorporated by reference to Registrant's Post-Effective Amendment No. 17 on Form N-1A filed August 30, 1996. (File Nos. 33-48907 and 811-7047).

16. Response is incorporated by reference to Registrant's Post-Effective Amendment No. 20 on Form N-1A filed August 26, 1997. (File Nos. 33- 48907 and 811-7047).

18. Response is incorporated by reference to Registrant's Post-Effective Amendment No. 22 on Form N-1A filed October 21, 1998. (File Nos. 33-48907 and 811-7047).

                                    (iii)  Conformed  copy of  Exhibit  I of the
                                     Investment  Advisory  Contract  (5.);  (iv)
                                     Conformed   copy  of   Exhibit   J  of  the
                                     Investment Advisory Contract (5.);
                                        (v)  Conformed  copy of Exhibit K of the
                                Investment Advisory Contract (7.); (vi) Conformed copy of Exhibit L of the Investment Advisory Contract (7.);
                                    (vii)  Conformed  copy of  Exhibit  M of the
                                    Investment Advisory Contract;  (12.); (viii)
                                    Conformed   copy  of  Federated   Management
                                    Sub-Advisory  Agreement  with the Registrant
                                    (7.);
                                     (ix)    Conformed    copy   of    Templeton
                                             Investment      Counsel,      Inc.,
                                             Sub-Advisory Agreement with the M &
                                             I Investment Management, Inc.(9.);
                                      (x)  Conformed  copy of  Exhibit  N to the
Investment Advisory Contract (14);
                            (e) (i) Conformed copy of Distributor's Contract of the Registrant,
                                             including   conformed   copies   of
                                             Exhibits A through J; (12.);
                                    (ii)  Conformed  copy  of  Exhibit  K of the
                                    Distributor's  Contract (15.); (iii) Form of
                                    Exhibit  L  of  the  Distributor's  Contract
                                    (18.);
                            (f)     Not applicable;
                            (g) (i) Conformed copy of Custodian Contract of the Registrant (7.); (ii) Copy of Amendment No. 1 to Schedule A of the Sub-Custodian Agreement (16.);

------------------------
+        All exhibits have been filed electronically.

7. Response is incorporated by reference to Registrant's Post- Effective Amendment No. 10 on Form N-1A filed July 1, 1994. (File Nos. 33-48907 and 811-7047).

9. Response is incorporated by reference to Registrant's Post-Effective Amendment No. 12 on Form N-1A filed December 21, 1994. (File Nos. 33-48907 and 811-7047).

10. Response is incorporated by reference to Registrant's Post-Effective Amendment No. 13 on Form N-1A filed April 3, 1995. (File Nos. 33-48907 and 811-7047).

11. Response is incorporated by reference to Registrant's Post-Effective Amendment No. 14 on Form N-1A filed December 26, 1995. (File Nos. 33-48907 and 811-7047).

12. Response is incorporated by reference to Registrant's Post-Effective Amendment No. 15 on Form N-1A filed June 17, 1996. (File Nos. 33- 48907 and 811-7047).

14. Response is incorporated by reference to Registrant's Post-Effective Amendment No. 17 on Form N-1A filed August 30, 1996. (File Nos. 33-48907 and 811-7047).

15. Response is incorporated by reference to Registrant's Post-Effective Amendment No. 19 on Form N-1A filed December 18, 1996. (File Nos. 33-48907 and 811-7047).

16. Response is incorporated by reference to Registrant's Post-Effective Amendment No. 20 on Form N-1A filed August 26, 1997. (File Nos. 33-48907 and 811-7047).

17. Response is incorporated by reference to Registrant's Post-Effective Amendment No. 21 on Form N-1A filed October 24, 1997. (File Nos. 33-48907 and 811-7047).

18. Response is incorporated by reference to Registrant's Post-Effective Amendment No. 22 on Form N-1A filed October 21, 1998. (File Nos. 33-48907 and 811-7047).


                       (iii) Copy of Amendment No. 2 to Schedule A of the Sub-Custodian Agreement (16.);
                       (iv) Copy of Amendment No. 3 to Schedule A of the Sub-Custodian Agreement (17.);
                 (v)    Conformed copy of Sub-Transfer Agency and
                        Services Agreement (10.);
(h)      (i)  Conformed copy of Fund Accounting and Shareholder Recordkeeping
              Agreement of the Registrant (11.);
                  (ii) Conformed copy of Amendment No. 1 to Schedule A of Fund
               Accounting and Shareholder Recordkeeping Agreement (15.);
                       (iii)    Conformed  copy of Amendment  No. 2
                                to  Schedule  A of Fund  Accounting
                                and    Shareholder    Recordkeeping
                                Agreement (16.);
                       (iv)     Conformed  copy of Amendment  No. 1
                                to  Schedule  C of Fund  Accounting
                                and    Shareholder    Recordkeeping
                                Agreement (15.);
                        (v)     Conformed   copy  of   Annex  1  to
                                Amendment  No. 2 to  Schedule  C of
                                Fund   Accounting  and  Shareholder
                                Recordkeeping Agreement (16.);
                       (vi)   Conformed   copy  of   Administrative
                       Services  Agreement  (7.);  (vii)  Conformed
                       copy of  Amendment  No. 1 to  Administrative
                       Services  Agreement (15.);  (viii) Conformed
                       copy of  Amendment  No. 2 to  Administrative
                       Services Agreement (16.);
                         (ix)   Conformed   copy   of   Shareholder
                       Services  Agreement  of  the  Registrant  on
                       behalf  of  ........Marshall  Equity  Income
                       Fund, Marshall
Government Income Fund, Marshall    Intermediate Bond Fund, Marshall
Intermediate Tax-Free Fund, Marshall International Stock Fund, Marshall Mid-Cap Stock Fund, Marshall Money Market Fund, Marshall Short-Term Income Fund, Marshall Short-Term Tax-Free Fund, Marshall Stock Fund, and Marshall Value Equity Fund (4.);
------------------------
+        All exhibits have been filed electronically.

4. Response is incorporated by reference to Registrant's Post-Effective Amendment No. 5 on Form N-1A filed April 23, 1993. (File Nos. 33-48907 and 811-7047).

6. Response is incorporated by reference to Registrant's Post-Effective Amendment No. 8 on Form N-1A filed December 28, 1993. (File Nos. 33-48907 and 811-7047).

7. Response is incorporated by reference to Registrant's Post- Effective Amendment No. 10 on Form N-1A filed July 1, 1994. (File Nos. 33-48907 and 811-7047).

11. Response is incorporated by reference to Registrant's Post-Effective Amendment No. 14 on Form N-1A filed December 26, 1995. (File Nos. 33-48907 and 811-7047).

12. Response is incorporated by reference to Registrant's Post-Effective Amendment No. 15 on Form N-1A filed June 17, 1996. (File Nos. 33- 48907 and 811-7047).

15. Response is incorporated by reference to Registrant's Post-Effective Amendment No. 19 on Form N-1A filed December 18, 1996. (File Nos. 33-48907 and 811-7047).

16. Response is incorporated by reference to Registrant's Post-Effective Amendment No. 20 on Form N-1A filed August 26, 1997. (File Nos. 33-48907 and 811-7047).

            (x) Conformed copy of Amendment No. 1 to Schedule A of the Shareholder Services Agreement (6.);
           (xi) Conformed copy of Amendment No. 2 to Schedule A of the Shareholder Services Agreement (7.);
          (xii)  Conformed copy of Amendment No. 3 to
         Schedule  A  of  the  Shareholder   Services
         Agreement  (12.);  (xiii) Copy of  Amendment
         No.  1  to  Schedule  B of  the  Shareholder
         Services Agreement (11.);
          (xiv) Conformed copy of Marshall Funds, Inc. Multiple Class Plan (Marshall Money Market Fund Class A
                  Shares and Class B Shares) (11.);
         (xiv) Conformed copy of new Shareholder Services Agreement between the Registrant and Marshall & Ilsley Trust Company on behalf of Marshall Equity Income Fund, Marshall Government Income Fund, Marshall Intermediate Bond Fund, Marshall Intermediate Tax-Free Fund, Marshall International Stock Fund, Marshall Mid-Cap
         Stock Fund, Marshall Short-Term Income Fund,
         Marshall Small-Cap Stock Fund, Marshall Stock
         Fund, and Marshall Value Equity Fund (15.);
                                    (xv)  Form of Amendment #1 to Exhibit 1 of
                                          Shareholder Services
                                          Agreement (18.);
                           (i) Conformed copy of Opinion and Consent of Counsel as to legality of shares being registered (4.); (j) Conformed Copy of Consent of Independent Public
                           Accountants;(to   be  filed  by  amendment)  (k)  Not
                           applicable; (l) Conformed copy of Initial Capital
                                    Understanding (11.);
                           (m) (i) Conformed copy of Distribution Plan (4.); (ii) Conformed copy of Exhibit B of Distribution Plan (9.); (iii) Conformed copy of Exhibit A of Distribution Plan (11.);
                           (iv)   Form of Exhibit D of Distribution Plan (18.);

-------------------
+     All Exhibits have been filed electronically.

4. Response is incorporated by reference to Registrant's Post-Effective Amendment No. 5 on Form N-1A filed April 23, 1993. (File Nos. 33-48907 and 811-7047).

6. Response is incorporated by reference to Registrant's Post-Effective Amendment No. 8 on Form N-1A filed December 28, 1993. (File Nos.33- 48907 and 811-7047).

9. Response is incorporated by reference to Registrant's Post-Effective Amendment No. 12 on Form N-1A filed December 21, 1994. (File Nos. 33-48907 and 811-7047.

10. Response is incorporated by reference to Registrant's Post-Effective Amendment No. 13 on Form N-1A filed April 3, 1995. (File Nos. 33-48907 and 811-7047).

11. Response is incorporated by reference to Registrant's Post-Effective Amendment No. 14 on Form N-1A filed December 26, 1995. (File Nos. 33- 48907 and 811-7047).

13. Response is incorporated by reference to Registrant's Post-Effective Amendment No. 16 on Form N-1A filed July 9, 1996. (File Nos. 33- 48907 and 811-7047).

15. Response is incorporated by reference to Registrant's Post-Effective Amendment No. 19 on Form N-1A filed December 18, 1996. (File Nos. 33- 48907 and 811-7047).

18. Response is incorporated by reference to Registrant's Post-Effective Amendment No. 22 on Form N-1A filed October 21, 1998. (File Nos. 33-48907 and 811-7047).


                  (v) Form of 12b-1  Agreement  through  and
                 including  Exhibit  B (11.);  (vi)  Copy of
                 Exhibit C to Rule  12b-1  Agreement  of the
                 Registrant (13.);
                (vii)  Conformed  copy of  Exhibit  C to the
                Distribution  Plan of the Registrant  (15.);
                (viii)Form   of   Exhibit  D  to  the  12b-1
                Agreement of the Registrant (18.);
        n)      Copy of Financial Data Schedules;(to be     filed by amendment)
        o)      Form of Multiple Class Plan of the  Registrant (18.);
        p)      (i)     Conformed copy of Power of Attorney (11.);
                (ii)  Conformed  copy of Power  of  Attorney
          dated  December  27, 1993 with respect to James F.
          Duca, II, President of the Corporation (6.).


Item 24.          Persons Controlled by or Under Common Control with Registrant:

                  None

Item 25.          Indemnification: (5.)

Item 26.          Business and Other Connections of Investment Adviser:

                         M&I INVESTMENT MANAGEMENT CORP.

                  (a) M&I Investment Management Corp. is a registered investment adviser and wholly-owned subsidiary of Marshall & Ilsley Corporation, a registered bank holding company headquartered in Milwaukee, Wisconsin. As of October 1, 1997 M&I Investment Management Corp.
                         had approximately $8.4 billion in assets under management and has managed investments for individuals and institutions since its inception in 1973. M&I Investment Management Corp. served as investment adviser to Newton Money Fund, Newton Income Fund and Newton Growth Fund.

                         For further information about M & I Investment Mangagement Corp., its officers and directors, response is incorporated by reference to M & I Investment Management Corp.'s Form ADV, File No. 801-9118, dated March 4, 1996 as amended.


11. Response is incorporated by reference to Registrant's Post-Effective Amendment No. 14 on Form N-1A filed December 26, 1995. (File Nos. 33- 48907 and 811-7047).

15. Response is incorporated by reference to Registrant's Post-Effective Amendment No. 19 on Form N-1A filed December 18, 1996. (File Nos. 33- 48907 and 811-7047).

17. Response is incorporated by reference to Registrant's Post-Effective Amendment No. 21 on Form N-1A filed October 24, 1997. (File Nos. 33-48907 and 811-7047).

18. Response is incorporated by reference to Registrant's Post-Effective Amendment No. 22 on Form N-1A filed October 21, 1998. (File Nos. 33-48907 and 811-7047).

                       TEMPLETON INVESTMENT COUNSEL, INC.

     (b) Templeton Investment Counsel, Inc. ("TICI"), 500 East Broward Blvd., Suite 2100, Ft. Lauderdale, FL 33394-3091, is a professional investment counseling firm which has been providing investment services since 1979. As of October 1, 1997 TICI had discretionary investment management of $24.1 billion of assets. For a list of the officers and directors of TICI and for further information about TICI, any other business, vocation or employment of a substantial nature in which a director or officer of TICI is, or at any time in the past two fiscal years has been, engaged for his or her own account or in the capacity of director, officer, employee, partner or trustee, response is incorporated by reference to TICI's Form ADV, File No. 801-15125, dated February 1, 1996 as amended.

Item 27.          Principal Underwriters:

     (a) Federated Securities Corp. the Distributor for shares of the Registrant, acts as principal underwriter for the following open-end investment companies, including the Registrant:

Automated Government Money Trust; Blanchard Funds; Blanchard Precious Metals Fund, Inc.; Cash Trust Series II; Cash Trust Series, Inc.; CCB Funds; DG Investor Series; Edward D. Jones & Co. Daily Passport Cash Trust; Federated Adjustable Rate U.S. Government Fund, Inc.; Federated American Leaders Fund, Inc.; Federated ARMs Fund; Federated Core Trust; Federated Equity Funds; Federated Equity Income Fund, Inc.; Federated Fund for U.S. Government Securities, Inc.; Federated GNMA Trust; Federated Government Income Securities, Inc.; Federated Government Trust; Federated High Income Bond Fund, Inc.; Federated High Yield Trust; Federated Income Securities Trust; Federated Income Trust; Federated Index Trust; Federated Institutional Trust; Federated Insurance Series; Federated Master Trust; Federated Municipal Opportunities Fund, Inc.; Federated Municipal Securities Fund, Inc.; Federated Municipal Trust; Federated Short-Term Municipal Trust; Federated Short-Term U.S. Government Trust; Federated Stock and Bond Fund, Inc.; Federated Stock Trust; Federated Tax-Free Trust; Federated Total Return Series, Inc.; Federated U.S. Government Bond Fund; Federated U.S. Government Securities Fund: 1-3 Years; Federated U.S. Government Securities Fund: 2-5 Years; Federated U.S. Government Securities Fund: 5-10 Years; Federated Utility Fund, Inc.; Fixed Income Securities, Inc.; High Yield Cash Trust; Independence One Mutual Funds; Intermediate Municipal Trust; International Series, Inc.; Investment Series Funds, Inc.; Investment Series Trust; Liberty U.S. Government Money Market Trust; Liquid Cash Trust; Managed Series Trust; Marshall Funds, Inc.; Money Market Management, Inc.; Money Market Obligations Trust; Money Market Obligations Trust II; Money Market Trust; Municipal Securities Income Trust; Newpoint Funds; Peachtree Funds; Regions Funds; RIGGS Funds; SouthTrust Funds; Star Funds; Targeted Duration Trust; Tax-Free Instruments Trust; The Planters Funds; The Virtus Funds; The Wachovia Funds; The Wachovia Municipal Funds; Tower Mutual Funds; Trust for Financial Institutions; Trust for Government Cash Reserves; Trust for Short-Term U.S. Government Securities; Trust for U.S. Treasury Obligations; Vision Group of Funds, Inc.; and World Investment Series, Inc.

     Federated Securities Corp. also acts as principal underwriter for the following closed-end investment company: Liberty Term Trust, Inc.- 1999.

(b)

Name and Principal              Positions and Offices     Positions and Offices
 Business Address                  With Underwriter          With Registrant

Richard B. Fisher               Director, Chairman, Chief
Federated Investors Tower       Executive Officer, Chief
1001 Liberty Avenue             Operating Officer, Asst.
Pittsburgh, PA 15222-3779       Secretary and Asst.
                                Treasurer, Federated
                                Securities Corp.

Edward C. Gonzales              Director, Executive Vice      Chairman, Director
Federated Investors Tower       President, Federated,         and Treasurer
1001 Liberty Avenue             Securities Corp.
Pittsburgh, PA 15222-3779

Thomas R. Donahue               Director, Assistant Secretary,
Federated Investors Tower       Assistant Treasurer,
1001 Liberty Avenue             Federated Securities Corp.
Pittsburgh, PA 15222-3779                                              --

James F. Getz                   President-Broker/Dealer,               --
Federated Investors Tower       Federated Securities Corp.
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

John B. Fisher                  President-Institutional Sales,         --
Federated Investors Tower       Federated Securities Corp.
1001 Liberty Avenue.
Pittsburgh, PA 15222-3779

David M. Taylor                 Executive Vice President,              --
Federated Investors Tower       Federated Securities Corp.
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

Mark W. Bloss                   Senior Vice President,                 --
Federated Investors Tower       Federated Securities Corp.
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

Richard W. Boyd                 Senior Vice President,                 --
Federated Investors Tower       Federated Securities Corp.
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

Laura M. Deger                  Senior Vice President,                 --
Federated Investors Tower       Federated Securities Corp.
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

Theodore Fadool, Jr.            Senior Vice President,                 --
Federated Investors Tower       Federated Securities Corp.
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

Bryant R. Fisher                Senior Vice President,                 --
Federated Investors Tower       Federated Securities Corp.
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

Christopher T. Fives            Senior Vice President,                 --
Federated Investors Tower       Federated Securities Corp.
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

James S. Hamilton               Senior Vice President,                 --
Federated Investors Tower       Federated Securities Corp.
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

James M. Heaton                 Senior Vice President,                 --
Federated Investors Tower       Federated Securities Corp.
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

Keith Nixon                     Senior Vice President,                 --
Federated Investors Tower       Federated Securities Corp.
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

Solon A. Person, IV             Senior Vice President,                 --
Federated Investors Tower       Federated Securities Corp.
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

Ronald Petnuch                  Senior Vice President,                 --
Federated Investors Tower       Federated Securities Corp.
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

Timothy C. Pillion              Senior Vice President,                 --
Federated Investors Tower       Federated Securities Corp.
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

Thomas E. Territ                Senior Vice President,                 --
Federated Investors Tower       Federated Securities Corp
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

Ernest G. Anderson            Vice President,                          --
Federated Investors Tower     Federated Securities Corp.
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

Teresa M. Antoszyk              Vice President,                        --
Federated Investors Tower       Federated Securities Corp.
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

John B. Bohnet                  Vice President,                        --
Federated Investors Tower       Federated Securities Corp.
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

Jane E. Broeren-Lambesis        Vice President,                        --
Federated Investors Tower       Federated Securities Corp.
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

David J. Callahan           Vice President,                            --
Federated Investors Tower   Federated Securities Corp.
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

Mary J. Combs                   Vice President,                       --
Federated Investors Tower       Federated Securities Corp.
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

R. Edmond Connell, Jr.          Vice President,                       --
Federated Investors Tower       Federated Securities Corp.
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

R. Leonard Corton, Jr.          Vice President,                       --
Federated Investors Tower       Federated Securities Corp.
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

Kevin J. Crenny                 Vice President,                       --
Federated Investors Tower       Federated Securities Corp.
Pittsburgh, PA 15222-3779

Daniel T. Culbertson            Vice President,                       --
Federated Investors Tower       Federated Securities Corp.
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

G. Michael Cullen               Vice President,                       --
Federated Investors Tower       Federated Securites Corp.
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

Marc C. Danile              Vice President,                            --
Federated Investors Tower   Federated Securities Corp.
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

William C. Doyle                Vice President,                       --
Federated Investors Tower       Federated Securities Corp.
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

Jill Ehrenfeld                  Vice President,                       --
Federated Investors Tower       Federated Securities Corp.
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

Mark D. Fisher                  Vice President,                       --
Federated Investors Tower       Federated Securities Corp.
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

Joseph D. Gibbons               Vice President,                       --
Federated Investors Tower       Federated Securities Corp.
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

John K. Goettlicher             Vice President,                       --
Federated Investors Tower       Federated Securities Corp.
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

Craig S. Gonzales               Vice President,                       --
Federated Investors Tower       Federated Securities Corp.
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

Richard C. Gonzales             Vice President,                       --
Federated Investors Tower       Federated Securities Corp.
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

Raymond Hanley              Vice President,                            --
Federated Investors Tower   Federated Securities Corp.
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

Bruce E. Hastings               Vice President,                       --
Federated Investors Tower       Federated Securities Corp.
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

Beth A. Hetzel                  Vice President,                       --
Federated Investors Tower       Federated Securities Corp.
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

James E. Hickey                 Vice President,                       --
Federated Investors Tower       Federated Securities Corp.
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

Charlene H. Jennings            Vice President,                       --
Federated Investors Tower       Federated Securities Corp.
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

H. Joeseph Kennedy              Vice President,                       --
Federated Investors Tower       Federated Securities Corp.
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

Michael W. Koenig               Vice President,                       --
Federated Investors Tower       Federated Securities Corp.
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

Michael R. Manning            Vice President,                          --
Federated Investors Tower     Federated Securities Corp.
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

Mark J. Miehl                   Vice President,                       --
Federated Investors Tower       Federated Securities Corp.
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

Richard C. Mihm                 Vice President,                       --
Federated Investors Tower       Federated Securities Corp.
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

J. Michael Miller               Vice President,                       --
Federated Investors Tower       Federated Securities Corp.
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

Alec H. Neilly                  Vice President,                       --
Federated Investors Tower       Federated Securities Corp.
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

Thomas A. Peters III            Vice President,                       --
Federated Investors Tower       Federated Securities Corp.
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

Robert F. Phillips              Vice President,                       --
Federated Investors Tower       Federated Securities Corp.
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

Richard A. Recker               Vice President,                       --
Federated Investors Tower       Federated Securities Corp.
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

Eugene B. Reed                  Vice President,                       --
Federated Investors Tower       Federated Securities Corp.
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

Paul V. Riordan                 Vice President,                       --
Federated Investors Tower       Federated Securities Corp.
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

John Rogers                     Vice President,                       --
Federated Investors Tower       Federated Securities Corp.
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

Brian S. Ronayne                Vice President,                       --
Federated Investors Tower       Federated Securities Corp.
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

Thomas S. Schinabeck            Vice President,                           --
Federated Investors Tower       Federated Securities Corp.
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

Edward L. Smith                 Vice President,                           --
Federated Investors Tower       Federated Securities Corp.
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

David W. Spears                 Vice President,                           --
Federated Investors Tower       Federated Securities Corp.
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

John A. Staley                  Vice President,                           --
Federated Investors Tower       Federated Securities Corp.
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

Colin B. Starks               Vice President,                              --
Federated Investors Tower     Federated Securities Corp.
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

Jeffrey A. Stewart              Vice President,                           --
Federated Investors Tower       Federated Securities Corp.
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

William C. Tustin               Vice President,                           --
Federated Investors Tower       Federated Securities Corp.
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

Paul A. Uhlman                  Vice President,                           --
Federated Investors Tower       Federated Securities Corp.
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

Miles J. Wallace                Vice President,                           --
Federated Investors Tower       Federated Securities Corp.
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

John F. Wallin                  Vice President,                           --
Federated Investors Tower       Federated Securities Corp.
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

Richard B. Watts                Vice President,                           --
Federated Investors Tower       Federated Securities Corp.
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

Edward J. Wojnarowski           Vice President,                           --
Federated Investors Tower       Federated Securities Corp.
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

Michael P. Wolff                Vice President,                           --
Federated Investors Tower       Federated Securities Corp.
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

Edward R. Bozek                 Assistant Vice President                  --
Federated Investors Tower
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

Terri E. Bush                   Assistant Vice President,                 --
Federated Investors Tower       Federated Securities Corp.
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

Beth C. Dell                  Assistant Vice President,                    --
Federated Investors Tower     Federated Securities Corp.
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

David L. Immonen              Assistant Vice President,                    --
Federated Investors Tower     Federated Securities Corp.
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

Renee L. Martin               Assistant Vice President,                 --
Federated Investors Tower     Federated Securities Corp.
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

Robert M. Rossi               Assistant Vice President,                 --
Federated Investors Tower     Federated Securities Corp.
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

Denis McAuley  Treasurer,                                               --
Federated Investors Tower       Federated Securities Corp.
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

Leslie K. Ross Assistant Secretary,                                     --
Federated Investors Tower          Federated Securities Corp.
1001 Liberty Avenue
Pittsburgh, PA 15222-3779


(c)               Not applicable.

Item 28.          Location of Accounts and Records:

                  Marshall Funds, Inc..........Federated Investors Tower
                                               1001 Liberty Avenue
                                               Pittsburgh, PA  15222-3779

                                   (Notices should be sent   to
                                   the Agent for Service at the address above)
                                              5800 Corporate Drive
                                              Pittsburgh, PA 15237-7010

                  Federated Shareholder Services      Federated Investors Tower
                  Company                             1001 Liberty Avenue
            ("Transfer Agent, Dividend                Pittsburgh, PA  15222-3779
                  Disbursing Agent, and Portfolio
                  Accounting Services")

                  Federated Administrative Services   Federated Investors Tower
                  ("Administrator")                   1001 Liberty Avenue
                                                      Pittsburgh, PA  15222-3779

                  M & I Investment Management Corp.   1000 North Water Street
                  ---------------------------------
                  ("Adviser")                         Milwaukee, WI  53202

                  Marshall & Ilsley Trust Company     1000 North Water Street
                  -------------------------------
                  ("Custodian")                       Milwaukee, WI  53202

                  Templeton Investment Counsel, Inc.  500 East Broward Blvd.
                  ("Sub-Adviser")                     Suite 2100
                                                 Ft. Lauderdale, FL 33394-3091

Item 29.          Management Services:  Not applicable.

Item 30.          Undertakings:

                  Registrant  hereby undertakes to comply with the provisions of
                  Section 16(c) of the 1940 Act with respect to the removal of Trustees and the calling of special shareholders meetings by shareholders.

                                   SIGNATURES

      Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant, MARSHALL FUNDS, INC., certifies that it meets all of the requirements for effectiveness of this Amendment to its Registration Statement pursuant to Rule 485(b) under the Securities Act of 1933 and has duly caused this Amendment to its Registration Statement to be signed on its behalf by the undersigned, thereto duly authorized, in the City of Pittsburgh and Commonwealth of Pennsylvania, on the 18th day of December, 1998.

                              MARSHALL FUNDS, INC.

                           BY: /s/ C. Todd Gibson
                           C. Todd Gibson, Assistant Secretary
                           Attorney in Fact for Edward C. Gonzales
                           December 18, 1998


      Pursuant to the requirements of the Securities Act of 1933, this Amendment to its Registration Statement has been signed below by the following person in the capacity and on the date indicated:

      NAME                          TITLE                  DATE

By:   /s/C. Todd Gibson
      C. Todd Gibson             Attorney In Fact          December 18, 1998
      ASSISTANT SECRETARY        For the Persons
                                 Listed Below

      NAME                          TITLE

Edward C. Gonzales               Chairman, Director,
                                 and Treasurer (Chief
                                 Executive Officer, Principal
                                 Financial and Accounting
                                 Officer)

John DeVincentis                 Director

Ody J. Fish                      Director

Paul E. Hassett                  Director

* By Power of Attorney